Convertible Note Payable (Details Narrative) - USD ($)		1 Months Ended						3 Months Ended	10 Months Ended	12 Months Ended			13 Months Ended
	Nov. 06, 2019	Aug. 31, 2020	Aug. 21, 2020	Jul. 22, 2020	May 22, 2020	Apr. 30, 2020	Mar. 19, 2020	Feb. 29, 2020	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2020
Proceeds from Convertible debt										$ 673,284	$ 33,334
Interest rate									10.00%
Accrued interest payable		$ 33,301								33,301	$ 0		$ 33,301
Beneficial Conversion Feature												$ 27,954
Chief Executive Officer [Member]
Principal amount								$ 79,333
Chief Financial Officer [Member]
Carrying value		15,884								15,884			15,884
Debt discount		37,884								37,884			37,884
Accrued interest payable		$ 3,138								$ 3,138			$ 3,138
Beneficial ownership percentage		4.99%								4.99%			4.99%
Maturity date						Dec. 31, 2020
Interest rate						10.00%
Beneficial Conversion Feature						$ 30,000
Former Chief Financial Officer [Member]
Carrying value		$ 15,061								$ 15,061			$ 15,061
Debt discount		14,939								14,939			14,939
Accrued interest payable		$ 1,011								$ 1,011			$ 1,011
Beneficial ownership percentage		4.99%								4.99%			4.99%
Conversion price						$ 0.02
Common stock subscription agreements | Lender
Proceeds from Convertible debt		$ 329,613
Interest rate		10.00%
Interest expense		$ 50,000
Carrying value		3,288								$ 3,288			$ 3,288
Debt discount		46,712								46,712			46,712
Accrued interest payable		329								329			329
Convertible debt		$ 50,000								$ 50,000			$ 50,000
Beneficial ownership percentage		4.99%								4.99%			4.99%
Conversion of Stock, Shares Converted		3,409,221
Maturity date		Aug. 07, 2021
StockPurchaseAgreement | NPE
Debt discount			$ 270,886
Interest rate			10.00%
Initial investment			$ 1,714,903
Stock Issued During Period, Shares, Acquisitions			266,667
Convertible Promissory Note
Principal amount								256,500
Original issue discount								10,500
Legal fees								11,000
Proceeds from Convertible debt								$ 235,000
Interest rate								10.00%
Interest expense								$ 256,500
Repayment of convertible debt													$ 256,500
Repayment of accrued interest		$ 13,772								$ 13,772			13,772
Repayment interest and penalties													127,565
Convertible Promissory Note
Principal amount	$ 20,000	113,000								113,000			113,000
Warrants exercisable	26,667
Exercisable Price	$ 3.50
Proceeds from Warrant Exercises	$ 20,000
Warrant expiration date	May 06, 2020
Interest rate	7.00%
Interest expense	$ 20,000
Principal balance cancelled		20,000								20,000			20,000
Accrued interest cancelled		$ 712								$ 712			$ 712
Beneficial ownership percentage	4.99%	4.99%								4.99%			4.99%
Convertible Promissory Note
Principal amount							$ 150,000
Original issue discount							$ 15,000
Interest rate							10.00%
Interest expense							$ 75,000
Carrying value		$ 62,912								$ 62,912			$ 62,912
Debt discount		37,088								37,088			37,088
Accrued interest payable		3,431								3,431			3,431
Convertible debt							$ 150,000
Due date							Dec. 20, 2020
Warrant grant term							3 years
Warrant granted price							$ 0.48
Beneficial ownership percentage							4.99%
Convertible Promissory Note
Principal amount				$ 78,750
Original issue discount				3,750
Deferred finance costs				3,750
Proceeds from Convertible debt				$ 71,250
Interest rate				6.00%
Interest expense				$ 129,250
Carrying value		8,846								8,846			8,846
Debt discount		69,904								69,904			69,904
Accrued interest payable		531								531			531
Beneficial ownership percentage				4.99%
Maturity date				Jul. 21, 2021
Two Convertible Promissory Notes
Principal amount		129,250								129,250			129,250
Original issue discount		11,750								11,750			11,750
Proceeds from Convertible debt		$ 117,500
Interest rate		10.00%
Interest expense		$ 129,250
Carrying value		8,452								8,452			8,452
Debt discount		120,798								120,798			120,798
Accrued interest payable		$ 632								$ 632			$ 632
Beneficial ownership percentage		4.99%								4.99%			4.99%
Maturity date		May 31, 2021
Two Convertible Promissory Notes
Principal amount								$ 133,101
Interest rate								10.00%
Interest expense								$ 133,101
Two Convertible Promissory Notes | Tabatabaei
Conversion of Stock, Amount Converted					$ 81,941
Conversion of Stock, Shares Converted					694,902
Gain on conversion					$ 10,468
Two Convertible Promissory Notes | Tabatabaei | Principal
Conversion of Stock, Amount Converted					79,333
Two Convertible Promissory Notes | Tabatabaei | Interest
Conversion of Stock, Amount Converted					$ 2,608